COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Operating Lease Commitments with Non-Cancellable) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total lease obligations	$ 27,342
2019 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total lease obligations	3,083
2020 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total lease obligations	2,783
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total lease obligations	2,512
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total lease obligations	2,255
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total lease obligations	2,010
Later years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total lease obligations	$ 14,699